Others, net (Tables)	12 Months Ended
Dec. 31, 2012
Others, net
Schedule of Group's other income or expenses

	For the years ended December 31,
	2010	2011	2012
	RMB	RMB	RMB
Government financial incentives	25,083,207	41,019,039	39,993,581
Exchange (loss) / gain	(5,802,680)	(7,994,077)	3,334,352
Expired game prepaid cards	—	10,647,183	4,428,309
Online reading income	216,994	8,759,252	21,200,829
PRC IIT refund	—	3,542,642	6,373,716
Rental income	—	2,419,411	5,230,480
Others	(4,316,011)	(4,222,412)	3,651,309

Total	15,181,510	54,171,038	84,212,576